Share Repurchase Programs (Details) ¥ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2018 USD ($) shares	Nov. 30, 2017 USD ($) shares	Nov. 30, 2016 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 11, 2018 USD ($)
Share repurchases
Value of shares repurchased | ¥				¥ 7,592,598	¥ 2,061,591	¥ 1,199,102
ADS shares | 2016 share repurchase program
Share repurchases
Authorized amount			$ 1,000.0
Share repurchase program period, maximum			12 months
Shares repurchased (in shares) | shares		1,100,000
Value of shares repurchased		$ 306.1
ADS shares | 2017 share repurchase program
Share repurchases
Authorized amount		$ 1,000.0					$ 2,000.0
Share repurchase program period, maximum		12 months
Shares repurchased (in shares) | shares	4,600,000
Value of shares repurchased	$ 1,178.5
Additional authorized amount							$ 1,000.0
ADS shares | 2018 share repurchase program
Share repurchases
Authorized amount	$ 1,000.0
Share repurchase program period, maximum	12 months
Shares repurchased (in shares) | shares				0
Ordinary shares | 2016 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares		28,100,000
Ordinary shares | 2017 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares	114,900,000